Nature of Operations (Details) - Details 1 - USD ($)		1 Months Ended	2 Months Ended
	Nov. 14, 2019	Feb. 29, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Description of Organization and Business Operations and Liquidity [Line Items]
Conversion of shares (in Shares)	100
Common stock par value (in Dollars per share)				$ 0.0001	$ 0.0001
Earnout shares (in Shares)			875,000
Reallocation shares			$ 4,290,000
Corresponding shares (in Shares)			1,000,000
Exercise price per share (in Dollars per share)			$ 10
Preferred stock, par value (in Dollars per share)	$ 1.7571
Conversion price (in Dollars per share)			$ 1	0.8059
Variable interest percentage			100.00%
Warrant [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Exercise price per share (in Dollars per share)			$ 10
Common Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Conversion of shares (in Shares)			584,505
Conversion of shares value			$ 2,864,074
Predecessor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock par value (in Dollars per share)				0.0001
Predecessor [Member] | Preferred Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Conversion of shares (in Shares)			4,415,495
Conversion of shares value			$ 21,635,926
NewCERo [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units issued during the period shares (in Shares)			1.2
Restricted share value			$ 5,880,000
Class A Common Stock [Member] | Predecessor [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Common stock par value (in Dollars per share)			$ 0.0001
Series A Preferred Stock [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Conversion of shares (in Shares)			2,845,597
Conversion of shares value		$ 1,555,000
Preferred stock, par value (in Dollars per share)			$ 1,000	$ 1.7571
Conversion price (in Dollars per share)			750
Series A Preferred Stock [Member] | NewCERo [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Preferred stock, par value (in Dollars per share)			$ 0.0001
IND Earnout [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units issued during the period shares (in Shares)			1
Restricted share value			$ 4,900,000
Over-Allotment Option [Member]
Description of Organization and Business Operations and Liquidity [Line Items]
Units issued during the period shares (in Shares)			8.4